Redeemable Convertible Preferred Stock Warrant Liabilities - Schedule of Outstanding Redeemable Convertible Preferred Stock Warrant Liabilities (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Warrant Or Right [Line Items]
Redeemable convertible preferred stock warrant liabilities, Number of shares outstanding	0	3,750,158	2,751,539
Series A-2 Redeemable Convertible Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Redeemable convertible preferred stock warrant liabilities, Number of shares outstanding	0	862,471	1,248,551
Redeemable convertible preferred stock warrant liabilities, Exercise Price	$ 0.4996	$ 0.4996
Redeemable convertible preferred stock warrant liabilities, Expiration	Sep. 30, 2021	Mar. 31, 2021
Series B Redeemable Convertible Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Redeemable convertible preferred stock warrant liabilities, Number of shares outstanding		0	378,111
Redeemable convertible preferred stock warrant liabilities, Exercise Price		$ 0.8737
Redeemable convertible preferred stock warrant liabilities, Expiration		Sep. 03, 2020
Series C-1 Redeemable Convertible Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Redeemable convertible preferred stock warrant liabilities, Number of shares outstanding	0	1,124,877	1,124,877
Redeemable convertible preferred stock warrant liabilities, Exercise Price	$ 0.5289	$ 0.5289
Redeemable convertible preferred stock warrant liabilities, Expiration	Nov. 16, 2021	Nov. 16, 2021
Series D Redeemable Convertible Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Redeemable convertible preferred stock warrant liabilities, Number of shares outstanding	0	1,762,810	0
Redeemable convertible preferred stock warrant liabilities, Exercise Price	$ 0.7091	$ 0.7091
Redeemable convertible preferred stock warrant liabilities, Expiration	Oct. 31, 2021	Oct. 31, 2030